Stock Compensation Plans - Ranges of Underlying Assumptions Used in BSM Option Pricing Model to Determine Fair Value of Stock Options Granted to Employees and Nonemployees (Detail) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%		0.00%
Employees and Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.00%	1.50%	1.50%	1.50%	1.70%
Risk-free interest rate, maximum	2.50%	1.90%	2.00%	1.70%	1.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum	79.70%	82.60%	82.00%	77.00%	73.00%
Expected volatility, maximum	82.00%	85.40%	85.00%	86.00%	92.00%
Employees and Directors | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of options (years)	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 10 months 24 days	5 years 9 months 18 days
Fair value of common stock	$ 0.45	$ 2.75	$ 2.75	$ 5.90	$ 4.57
Employees and Directors | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of options (years)	6 years 2 months 12 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years	6 years
Fair value of common stock	$ 8.00	$ 5.05	$ 5.80	$ 8.97	$ 26.71
Non-Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.00%	1.00%	1.00%	0.50%	0.10%
Risk-free interest rate, maximum	3.00%	1.90%	2.10%	1.90%	1.90%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility, minimum	70.70%	71.60%	66.00%	77.00%	56.00%
Expected volatility, maximum	82.30%	83.90%	84.00%	97.00%	94.00%
Non-Employees | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of options (years)	1 month 6 days	9 months 18 days	6 months	2 months 12 days	3 months 18 days
Fair value of common stock	$ 0.28	$ 2.90	$ 2.90	$ 4.35	$ 4.04
Non-Employees | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term of options (years)	9 years 3 months 18 days	4 years 6 months	4 years 6 months	5 years 6 months	6 years
Fair value of common stock	$ 6.85	$ 5.05	$ 5.95	$ 9.07	$ 25.01